ACCOUNTS RECEIVABLE, NET - Classification of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable - current portion	¥ 32,790	$ 5,025	¥ 31,442
Accounts receivable - non-current portion	192	$ 29	724
Accounts receivable, net	¥ 32,982		¥ 32,166